Net finance costs	12 Months Ended
Jun. 30, 2026
Net finance costs
Net finance costs
6	Net finance costs

		2026	2025	2024
for the year ended 30 June	Note	Rm	Rm	Rm
Finance income
Notional interest		—	12	—
Interest received on		2 329	2 913	3 226
other long-term investments		100	77	63
loans and receivables		198	200	143
cash and cash equivalents		2 031	2 636	3 020
Per income statement		2 329	2 925	3 226
Less: notional interest		—	(12)	—
Less: interest received on tax		(29)	(95)	(15)
Per the statement of cash flows		2 300	2 818	3 211
Finance costs
Debt		7 364	8 178	8 952
Interest on lease liabilities	14	1 758	1 669	1 557
Other		63	201	203
		9 185	10 048	10 712
Amortisation of loan costs	13	160	126	161
Notional interest		912	1 171	1 198
Total finance costs		10 257	11 345	12 071
Amounts capitalised to assets under construction, a class of property, plant and equipment	16	(845)	(1 883)	(1 644)
Per income statement		9 412	9 462	10 427
Total finance costs before amortisation of loan costs and notional interest		9 185	10 048	10 712
Deduct: amortisation of modification gain		(1)	(1)	—
Less: interest accrued on long-term debt and lease liabilities		(2 119)	(2 035)	(2 071)
Less: interest raised on tax payable		(2)	(14)	(3)
Per the statement of cash flows		7 063	7 998	8 638